Acquisitions - Narrative (Details) - CAD CAD in Millions							12 Months Ended		18 Months Ended
	Oct. 03, 2017	Jul. 01, 2016	Jun. 30, 2016	Mar. 01, 2016	Jan. 07, 2016	Jan. 06, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Nov. 09, 2016
Disclosure of detailed information about business combination [line items]
Reclassifications to net income (loss) upon change in control							CAD 0	CAD 8
Goodwill							CAD 5,183	CAD 5,317	CAD 5,183
Intangible asset useful life							40 years
FWD
Disclosure of detailed information about business combination [line items]
Fair value of consideration transferred	CAD 105
Cash transferred	92
Liabilities incurred	CAD 13
Distribution agreement term	15 years
Intangible assets	CAD 61
Goodwill	16
Deferred tax liabilities recognised as of acquisition date	10
Fair value of net identifiable assets acquired	CAD 89
Assurant EB
Disclosure of detailed information about business combination [line items]
Fair value of consideration transferred				CAD 1,264
Liabilities incurred				CAD 21
Percentage of voting shares of certain legal entities acquired				100.00%
Cash and cash equivalents recognised as of acquisition date				CAD 53
Intangible assets				270
Goodwill				660
Fair value of net identifiable assets acquired				CAD 604
Intangible asset useful life				15 years
Customer-related intangible assets recognised as of acquisition date				CAD 180
PVI Sun Life
Disclosure of detailed information about business combination [line items]
Cash transferred					CAD 49					CAD 46
Percentage of voting shares of certain legal entities acquired					26.00%					25.00%
Proportion of ownership interest in joint venture						49.00%
Proportion of ownership interest in subsidiary					75.00%
One-time non-cash gain recorded in interest and other investment income					CAD 31
Gain related to difference between fair value and carrying value of interest in acquiree					23
Reclassifications to net income (loss) upon change in control					8
Cash and cash equivalents recognised as of acquisition date					2
Intangible assets					6
Goodwill					51
Non-controlling interest in acquiree recognised at acquisition date					CAD 18
Period in which acquiree may sell remaining charter capital to the Company					10 years
PT CIMB Sun Life
Disclosure of detailed information about business combination [line items]
Fair value of consideration transferred		CAD 76
Cash transferred		54
Liabilities incurred		CAD 22
Proportion of ownership interest in joint venture			49.00%
Proportion of ownership interest in subsidiary		100.00%
Gain related to difference between fair value and carrying value of interest in acquiree		CAD 6
Cash and cash equivalents recognised as of acquisition date		8
Goodwill		45
Contingent consideration									CAD 20
Deferred tax liabilities recognised as of acquisition date		17
Client Relationships | FWD
Disclosure of detailed information about business combination [line items]
Intangible asset useful life	30 years
Distribution Intangible Assets | FWD
Disclosure of detailed information about business combination [line items]
Intangible asset useful life	15 years
Distribution Intangible Assets | PT CIMB Sun Life
Disclosure of detailed information about business combination [line items]
Intangible assets		CAD 67